Annual Total Returns (Bar Chart) (Invesco Conservative Allocation Fund, Class A, Invesco Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Conservative Allocation Fund | Class A, Invesco Conservative Allocation Fund
Annual Total Returns
'05	3.44%
'06	6.84%
'07	4.79%
'08	(14.49%)
'09	12.28%
'10	7.26%